UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    FORM 13F
                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       March 31, 2001
                                                     --------------
Check here if Amendment [ ]; Amendment Number:

This Amendment (Check only one.):   [ ] is a restatement.

                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Polar Capital LLP
         ----------------------------
Address: 4 Matthew Parker Street
         ----------------------------
           London  SW1H 9NP
         ----------------------------
           England
         ----------------------------


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Compliance Administrator:

Name:    Boura Tomlinson
         ----------------------------
Title:   Head of Legal and Compliance
         ----------------------------
Phone:   +44 (0) 20 7227 2758
         ----------------------------

Signature, Place, and Date of Signing:


/s/ Boura Tomlinson
-------------------
[Signature]

London, England
---------------
[City, State]

May 5, 2009
-------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE


                                 REPORT SUMMARY:


Number of Other Included Managers:


         0

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Form 13F Information Table Entry Total:


         43

--------------------------------------------------------------------------------




Form 13F Information Table Value Total:



$187,055 (thousands)

--------------------------------------------------------------------------------

                           FORM 13F INFORMATION TABLE


                                                                                                                    VOTING AUTHORITY
NAME OF ISSUER        TITLE OF      CUSIP         VALUE         SHARES/    SH/PRN  PUT/  INVESTMENT OTHER       SOLE     SHARED NONE
--------------        ---------     -----         -----         -------    ------  ----  ---------- ------      ----     ------ ----
                      CLASS                       (x$1000)      PRN AMT            CALL  DISCRETION MANAGERS
                      -----                       --------      -------            ----  ---------- --------
ABIOMED                COM          003654100         1690       125300      shs            SOLE                   125300
Activision Inc         COM          00507V109         1315       150100      shs            SOLE                   150100
Adobe Systems          COM          00724F101         3501       181300      shs            SOLE                   181300
Altera                 COM          021441100          773        50270      shs            SOLE                    50270
Apple                  COM          037833100        16241       180200      shs            SOLE                   180200
Applied Mats           COM          038222105         1124       120000      shs            SOLE                   120000
Broadcom               COM          111320107         2853       180000      shs            SOLE                   180000
Ciena Corp             COM          171779101           62        10000      shs            SOLE                    10000
Cisco Systems          COM          17275R102        13473       900000      shs            SOLE                   900000
Cognizant Technology
  Solutions            COM          192446102         3873       206800      shs            SOLE                   206800
Concur Technologies    COM          206708109         2124        86030      shs            SOLE                    86030
Corning                COM          219350105         3589       355000      shs            SOLE                   355000
Costar Group           COM          22160N109         1739        58700      shs            SOLE                    58700
Dell Inc               COM          24702R101         2755       290000      shs            SOLE                   290000
EMC Mass               COM          268648102         3202       290000      shs            SOLE                   290000
F5 Networks            COM          315616102         2144        96716      shs            SOLE                    96716
Hewlett-Packard        COM          428236103        11624       334490      shs            SOLE                   334490
Informatica            COM          45666Q102         1383       108400      shs            SOLE                   108400
Intel Com              COM          458140100        13092      1014900      shs            SOLE                  1014900
International
  Business Machines    COM          459200101        13566       148015      shs            SOLE                   148015
Ishares Nasdaq
  Biotech Index Fund   COM          464287556          707        10000      shs            SOLE                    10000
Juniper Networks       COM          48203R104         2836       200300      shs            SOLE                   200300
LAM Research           COM          512807108          808        40000      shs            SOLE                    40000
Lawson Software        COM          52078P102         1622       384445      shs            SOLE                   384445
McAfee Inc             COM          579062100         2134        70000      shs            SOLE                    70000
Microsoft              COM          594918104        12702       742800      shs            SOLE                   742800
Network Appliance      COM          64110D104         3188       215000      shs            SOLE                   215000
Nice Systems           COM          653656108         2113       110086      shs            SOLE                   110086
Oracle                 COM          68389X105        14854       882600      shs            SOLE                   882600
Polycom                COM          73172K104         3792       269900      shs            SOLE                   269900
Qualcomm               COM          747525103        14654       424150      shs            SOLE                   424150
Research In Motion     COM          760975102         4523        81650      shs            SOLE                    81650
SPX                    COM          784635104         2007        47670      shs            SOLE                    47670
Standard Microsystems  COM          853626109          346        25000      shs            SOLE                    25000
Stryker                COM          863667101         2281        54000      shs            SOLE                    54000
Supertex Inc           COM          868532102         1286        56682      shs            SOLE                    56682
Synaptics              COM          87157D109         1273        54000      shs            SOLE                    54000
Texas Insts            COM          882508104         4829       323000      shs            SOLE                   323000
Ultimate Software
  Group                COM          90385D107          835        60626      shs            SOLE                    60626
Varian Semiconductor
  Equipment            COM          922207105         1879        98700      shs            SOLE                    98700
Verisign               COM          92343E102         2460       127400      shs            SOLE                   127400
Xilinx                 COM          983919101         3217       190900      shs            SOLE                   190900
Yahoo                  COM          984332106         2583       220190      shs            SOLE                   220190
